INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

4. INTANGIBLE ASSETS

The following is a summary of intangible assets as of the end of the following fiscal periods:

	(Unaudited)
	April 30, 2012	October 31, 2011
License	$651,992	$651,992
Patents	2,309,193	2,117,505
Total intangibles	2,961,185	2,769,497
Accumulated Amortization	(585,069)	(512,645)
Intangible Assets	$2,376,116	$2,256,852

The expirations of the existing patents range from 2014 to 2023 but the expirations can be extended if market approval is granted and/or based on existing laws and regulations. Amortization expense amounted to $37,015 and $32,991 for the three months ended April 30, 2012 and April 30, 2011, respectively. Amortization expense amounted to $72,424 and $65,256 for the six months ended April 30, 2012 and April 30, 2011, respectively.

3. INTANGIBLE ASSETS

Intangible assets primarily consist of legal and filing costs associated with obtaining patents and licenses. The license and patent costs capitalized primarily represent the value assigned to the Company’s 20-year exclusive worldwide license agreement with Penn which are amortized on a straight-line basis over their remaining useful lives which are estimated to be twenty years from the effective date of Penn Agreement dated July 1, 2002. The value of the license and patents are based on management’s assessment regarding the ultimate recoverability of the amounts paid and the potential for alternative future uses. This license now includes the exclusive right to exploit 39 patents issued and 37 patents pending and applied for in most of the largest markets in the world.

As of October 31, 2011, all gross capitalized costs associated with the licenses and patents filed and granted as well as costs associated with patents pending are $2,769,497 as shown under licenses and patents on the table below. The expirations of the existing patents range from 2014 to 2023 but the expirations can be extended based on market approval if granted and/or based on existing laws and regulations. Capitalized costs associated with patent applications that are abandoned without future value are charged to expense when the determination is made not to pursue the application. During the fiscal year ended October 31, 2011, the Company wrote off approximately $33,000 in capitalized patent costs related to four patent applications that had expired or were abandoned. Nopatent applications with future value were abandoned or expired and charged to expense in the prior year. Amortization expense for licensed technology and capitalized patent cost is included in general and administrative expenses.

Under the amended and restated agreement we are billed actual patent expenses as they are passed through from Penn and or billed directly from our patent attorney. The following is a summary of intangible assets as of the end of the following fiscal periods:

	October 31, 2011	October 31, 2010
License	$651,992	$651,992
Patents	2,117,505	1,854,355
Total intangibles	2,769,497	2,506,347
Accumulated Amortization	(512,645)	(380,356)
Intangible Assets	$2,256,852	$2,125,991

Estimated amortization expense for the next five years is as follows:

Year ended October 31,
2012	$140,000
2013	140,000
2014	140,000
2015	140,000
2016	140,000